Unit activity (Tables)	6 Months Ended
Jun. 30, 2021
Unit Activity
Schedule of movement in number of common units, general partner units and Series A Preferred Units

The following table shows the movement in number of common units, general partner units and Series A Preferred Units from December 31, 2020 until June 30, 2021.

(in units)	Common Units	General Partner Units	Convertible Preferred Units
December 31, 2020	32,694,094	615,117	3,750,000
May 27, 2021: Conversion of Series A Preferred Units	215,292	—	(208,334)
June 30, 2021	32,909,386	615,117	3,541,666